Subsequent event (Details) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 30, 2020 USD ($) shares	Mar. 17, 2020 USD ($) shares	Feb. 15, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued in public offering | shares			2,246,094
Proceeds from public offering			$ 14,375	$ 29,456	$ 14,375
Commissions and offering expenses			$ 863	$ 2,499	$ 1,148
Piper Sandler & Co. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued in public offering | shares		30,000
Proceeds from public offering	$ 483
Commissions and offering expenses		$ 200
Shares issued | shares	243,121